Share-Based Payment (Details) - Stock options [Member]	12 Months Ended
Jun. 30, 2019 $ / shares
Expected volatility	47.00%
Risk-free interest rate	3.06%
Expected dividend yield	0.00%
Fair market value per common share	$ 5.80
Minimum [Member]
Exercise multiples	$ 2.2
Forfeited rates	5.00%
Maximum [Member]
Exercise multiples	$ 2.8
Forfeited rates	10.00%